MONEY MARKET OBLIGATIONS TRUST

                           Federated Investors Funds

                              5800 Corporate Drive

                      Pittsburgh, Pennsylvania 15237-7000

                               September 5, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST ("Trust")
         Tax-Free Instruments Trust
         1933 Act File No. 33-31602
         1940 Act File No. 811-5950

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectuses and statement of additional information dated August 23, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on August 25, 2000.

     If you have any questions regarding this  certification,  please call me at
(412) 288-7404.

                                          Very truly yours,



                                          /s/ Leslie K. Ross
                                          Leslie K. Ross
                                          Assistant Secretary